Taxation	12 Months Ended
Dec. 31, 2021
Taxation [abstract]
Taxation
38

Taxation

Statement of financial position – Deferred tax
Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject

to taxation.
Changes in deferred tax
2021
Net liability (-)
Net asset (+)
opening
balance
Change
through
equity
Change
through
net result
Exchange
rate
differences
Changes
in the composi-
tion of the
group and
other changes
Net liability (-)
Net asset (+)
ending balance
Financial assets at FVOCI -108 29 -1 1 7 -72
Investment properties 2 -3 -1
Financial assets and liabilities at FVPL 1,202 -469 20 -7 746
Depreciation -10 5 -2 -7
Cash flow hedges -360 233 1 -126
Pension and post-employment benefits 36 -54 -23 -8 -49
Other provisions -5 28 -4 -0 19
Loans and advances 517 -2 -83 -1 -0 430
Unused tax losses carried forward 63 129 7 199
Other -83 -83 18 1 -0 -147
1,253 123 -399 15 -1 991
Presented in the statement of financial
position as:
–

Deferred tax liabilities
-343 -311
–

Deferred tax assets
1,596 1,303
1,253 991
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’ a deferred tax amount for right-of-use assets of EUR 220 million (2020: EUR
306

million) and
a deferred tax amount for lease liabilities of EUR 252

million (2020: EUR
326

million).

Financial assets and liabilities FVPL changes through net

result in 2021 relates to the decrease in fair value of
derivatives due to increased interest yield curves.
The deferred tax on cash flow hedges relate to floating rate lending with interest rate swaps. Due to an increase in the interest rate yield curve in 2021 there was a negative revaluation through other comprehensive income and an increase of the deferred tax asset of EUR 233

million.
Changes in deferred tax
2020
Net liability (-)
Net asset (+)
opening
balance
Change
through
equity
Change
through
net result
Exchange
rate
differences
Changes in
the composi-
tion of the
group and
other changes
Net liability (-)
Net asset (+)
ending balance
Financial assets at FVOCI -107 10 -10 0 -108
Investment properties -7 3 0 5 2
Financial assets and liabilities at FVPL 947 246 10 1,202
Depreciation -19 6 2 -10
Cash flow hedges -337 -23 0 -360
Pension and post-employment benefits 42 -8 -5 7 -0 36
Other provisions 6 -4 -7 0 -5
Loans and advances 490 -1 42 -15 0 517
Unused tax losses carried forward 61 7 -5 63
Other -156 62 16 -1 -5 -83
Total 920 40 301 -9 0 1,253
Presented in the statement of financial
position as:
–

deferred tax liabilities
-322 -343
–

deferred tax assets
1,242 1,596
920 1,253
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’ a deferred tax amount for right-of-use assets of EUR 306 million (2019: EUR
370

million) and
a deferred tax amount for lease liabilities of EUR 326

million (2019: EUR
376

million).

Financial assets and liabilities FVPL changes through net

result in 2020 relates to the increase in fair value of
derivatives due to decreased interest yield curves.
Deferred tax in connection with unused tax losses carried forward
2021 2020
Total unused tax

losses carried forward
2,165 1,675
Unused tax losses carried forward not recognised as a deferred tax asset
819 903
Unused tax losses carried forward recognised as a deferred

tax asset
1,345 772
Average tax rate 22.3% 22.0%
Deferred tax asset 300 170
Total unused tax losses

carried forward analysed by expiry terms
No deferred tax
asset recognised
Deferred tax
asset recognised
2021 2020 2021 2020
Within 1 year 1
More than 1 year but less than 5 years 3 4 642 57
More than 5 years but less than 10 years 9 92 8
More than 10 years but less than 20 years
Unlimited 808 806 704 707
819 903 1,345 772
The above mentioned deferred tax asset of EUR 300

million (2020: EUR
170

million) and the related unused tax
losses carried forward exclude the deferred tax liability recognised in the Netherlands with respect to the recapture of tax losses originated in the United Kingdom but previously deducted in the Netherlands for the
amount of EUR 102

million (2020: EUR
107

million).

Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.
Breakdown of certain net deferred tax asset positions by jurisdiction
2021 2020

Italy

86

Poland

265

France

66 28

Philippines

7

China

12

Czech

2

Hong Kong

1

United States of America

1
354 114
The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.
In 2021 ING Bank Slaski (Poland) incurred a tax loss following the large value changes of the cash flow hedge
derivatives which are settled net via a central counter party. This tax loss can be carried forward for 5 years.
Based on a taxable profit forecast, ING considers it probable that the future taxable profits will compensate for this tax loss carry forward position within 2 years.

Based on this a deferred tax asset on unused tax losses
carried forward (EUR 117

million) is fully recognised during 2021. The remaining

deferred tax amount in Poland
of EUR 148

million relates to temporary tax differences on loans and advances and financial assets at fair value through profit and loss.
Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.
At 31 December 2021 and at 31 December 2020, ING Groep N.V. had no significant temporary differences associated with the parent company’s investments in subsidiaries as any economic benefit from those investments will not be taxable at parent company level.
Statement of profit or loss – Taxation
Taxation by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019
Current taxation 459 355 488 1,448 1,016 1,481 1,908 1,371 1,970
Deferred taxation 269 -72 -51 129 -230 -267 399 -301 -318
729 284 437 1,578 786 1,214 2,306 1,070 1,652
Reconciliation of the weighted average

statutory income tax rate to ING Group’s

effective income tax rate
in EUR million 2021 2020 2019
Result before tax from continuing operations 8,385 3,399 5,653
Weighted average statutory

tax rate
24.7% 25.2% 25.8%
Weighted average statutory

tax amount
2,074 856 1,459
Permanent differences affecting current tax
Participation exemption -68 -46 -49
Other income not subject to tax -32 -6 -76
Expenses not deductible for tax purposes 201 320 237
Current tax from previously unrecognised amounts 51 17 48
State and local taxes 64 44 72
Adjustments to prior periods -12 -85 16
Differences affecting deferred tax
Impact on deferred tax from change in tax

rates
9 -47 -57
Deferred tax benefit from previously unrecognised

amounts
-18 -6
Write-off/reversal of deferred

tax assets
37 24 2
Effective tax amount 2,306 1,070 1,652
Effective tax rate 27.5% 31.5% 29.2%
The weighted average statutory tax rate

in 2021 (
24.7%) is slightly lower compared to that of 2020 ( 25.2
%).

The effective tax rate of 27.5 % in 2021 is higher than the weighted average statutory tax rate. This is mainly caused by expenses non-deductible for tax purposes like the non-deductible bank tax and a tax charge caused by the recapture of tax losses originated in the United Kingdom but previously deducted in the Netherlands.
The weighted average statutory tax rate

in 2020 (
25.2%) was slightly lower compared to the 25.8 % of 2019.
The effective tax rate of

31.5 % in 2020 was significantly higher than the weighted average statutory tax rate.
This is mainly caused by a high amount of expenses non-deductible for tax purposes like the non-deductible
bank tax and non-deductible losses with respect to goodwill

impairments and impairments on associates in the
Netherlands and in some other European countries.

Adjustments to prior periods in 2020 relates to a release of a tax provision of EUR 68 million after concluding
on a settlement with the Australian tax authorities with respect to an issue related to former insurance activities, which issue was fully indemnified by NN

Group.
The effective tax rate of

29.2 % in 2019 was higher than the weighted average statutory tax rate. This was mainly caused by a high amount of expenses non-deductible

for tax purposes with respect to interest on
additional Tier 1 securities and non-deductible

bank tax in the Netherlands and regulatory expenses non-
deductible for tax purposes in some other European countries.
Equity – Other comprehensive income
Income tax related to components of other comprehensive income in EUR million 2021 2020 2019
Unrealised revaluations financial assets at fair value through other comprehensive income and
other revaluations
17 -1 11
Realised gains/losses transferred to

the statement of profit or loss

(reclassifications from equity to profit or loss)
12 10 12
Changes in cash flow hedge reserve 233 -23 -199
Remeasurement of the net defined benefit asset/liability -54 -8 -14
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss
-8 -1 7
Exchange rate differences and other -77 62 7
Total income

tax related to components of other comprehensive income
123 40 -176
Tax

Contingency
The contingent liability (also disclosed in note 45 ‘Contingent liabilities’)

in connection with taxation in the
Netherlands refers to a possible obligation arising from the deduction from Dutch taxable profit of losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.